UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21901

ALPINE TOTAL DYNAMIC DIVIDEND FUND
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York		10577
(Address of principal executive offices)		(Zip code)

Alpine Woods Capital Investors, LLC 2500 Westchester Avenue, Suite 215 Purchase, New York 10577
(Name and address of agent for service)

Copies of information to:

Thomas R. Westle, Esq.
Blank Rome LLP
405 Lexington Ave
New York, NY 10174

Registrant’s telephone number, including area code:		914-251-0880

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1 – Schedule of Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Alpine Total Dynamic Dividend Fund

July 31, 2007 (Unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (90.2%)
Australia (3.1%)
AXA Asia Pacific Holdings Ltd.	4,500,000	$28,188,280
Boart Longyear Group *	7,700,000	15,290,277
Brambles Ltd. *	6,000,000	56,657,803
Macquarie Bank Ltd.	250,000	17,577,726
Westpac Banking Corp.	79,500	1,744,789
		119,458,875

Denmark (1.4%)
FLSmidth & Co. AS	258,100	23,112,441
GN Store Nord *	2,725,000	32,569,322
		55,681,763

Finland (3.2%)
Metso Oyj.	600,000	38,582,042
Nokia Oyj. (1)	2,900,000	83,056,000
		121,638,042

France (4.2%)
LVMH Moet Hennessy Louis Vuitton SA	650,000	73,598,664
Neopost SA	18,000	2,633,594
Vallourec SA	187,298	49,477,361
Vinci SA	500,000	36,310,900
		162,020,519

Germany (5.0%)
Allianz SE	370,000	79,243,409
Freenet AG	1,339,000	32,279,186
Fresenius Medical Care AG & Co.	1,171,062	55,500,113
ProSiebenSat.1 Media AG	120,000	4,470,592
Tognum AG *	600,000	19,865,647
		191,358,947

Greece (0.7%)
OPAP SA	800,000	27,779,070

Hong Kong (1.0%)
Esprit Holdings Ltd.	2,500,000	33,860,622
Vtech Holdings Ltd.	504,000	4,536,914
		38,397,536

Ireland (3.3%)
Allied Irish Banks PLC	825,000	21,897,361
Anglo Irish Bank Corp. PLC	3,070,000	57,543,336
Bank of Ireland	725,000	13,827,284
C&C Group PLC	4,040,000	33,164,138
		126,432,119

Italy (4.5%)
Azimut Holding S.p.A.	1,419,000	23,840,582
Banca Italease S.p.A.	700,000	14,672,121
Banco Popolare Italiana Scrl *	296,700	7,327,079
ENI S.p.A.	1,050,000	37,034,655
Fiat S.p.A.	1,200,000	30,340,261
Intesa Sanpaolo S.p.A.	8,000,000	61,129,277
		174,343,975

Malta (0.4%)
Unibet Group PLC	400,000	14,603,957

Netherlands (0.5%)
Nutreco Holding NV	254,000	19,026,282

Norway (4.5%)
Aker Kvaerner ASA	1,900,000	49,539,002
Aker Yards ASA	1,505,000	17,554,784
Fred Olsen Energy ASA	491,000	24,845,834
Petroleum Geo-Services ASA *	1,768,350	42,314,821
Statoil ASA	1,361,500	40,636,562
		174,891,003

Singapore (0.2%)
Singapore Airlines Ltd.	500,000	6,399,683

South Africa (0.9%)
Telkom SA Ltd.	1,519,689	35,902,849

South Korea (0.3%)
Macquarie Korea Infrastructure Fund (2)	1,269,913	10,413,287

Sweden (6.4%)
Atlas Copco AB	2,507,000	43,997,796
BE Group AB	600,000	7,747,221
Hennes & Mauritz AB	900,000	52,293,741
Sandvik AB	2,100,000	43,166,269
Skanska AB	1,840,150	40,078,068
SKF AB	1,750,000	37,140,652
TeliaSonera AB	2,596,000	19,938,408
		244,362,155

Switzerland (6.1%)
ABB Ltd.	2,000,000	49,176,236
Nestle SA	190,000	73,514,728
Roche Holding AG	240,000	42,855,716
UBS AG - Registered	1,260,000	70,821,268
		236,367,948

United Kingdom (13.6%)
3i Group PLC	2,873,850	62,924,205
3i Group PLC - Class B *	4,648,875	11,991,858
BAE Systems PLC	5,000,000	42,907,340
Close Brothers Group PLC	1,200,940	19,867,686
European Capital Ltd.	1,825,000	20,736,650
Kelda Group PLC	692,307	11,825,775
Man Group PLC	4,560,000	52,607,548
Mitchells & Butlers PLC	1,991,753	31,615,448
Premier Foods PLC	10,520,000	54,540,155
Rank Group PLC	9,653,476	33,185,418
Segro PLC *	5,024,408	55,209,910
Smiths Group PLC	1,325,058	28,178,415
Tullett Prebon PLC	1,144,946	9,534,628
United Business Media PLC	2,456,627	38,545,400
Whitbread PLC	1,439,116	48,960,460
		522,630,896

United States (30.9%)
American Capital Strategies Ltd.	675,000	25,629,750
AT&T, Inc.	350,000	13,706,000
Bank of America Corp.	370,000	17,545,400
BlackRock Kelso Capital Corp.	450,000	5,922,000
Caterpillar, Inc.	300,000	23,640,000
CBS Corp. - Class B	525,600	16,672,032
The Charles Schwab Corp.	1,082,705	21,794,852
Chevron Corp.	350,000	29,841,000
Citigroup, Inc.	485,000	22,586,450
Diamond Offshore Drilling, Inc.	417,000	43,026,060
Discover Financial Services LLC *	150,000	3,457,500
Dominion Resources, Inc.	140,000	11,790,800
Dover Corp.	596,643	30,428,793
Exxon Mobil Corp.	565,000	48,098,450
Fluor Corp.	425,000	49,091,750
Foot Locker, Inc.	375,400	6,967,424
Fortress Investment Group LLC - Class A	150,000	2,845,500
Freddie Mac	280,000	16,035,600
GateHouse Media, Inc.	1,380,000	23,446,200
General Electric Co.	460,000	17,829,600
Hess Corp.	420,000	25,704,000
Intel Corp.	665,000	15,707,300
iStar Financial, Inc.	160,000	5,812,800
Johnson & Johnson	770,000	46,585,000
JPMorgan Chase & Co.	365,000	16,063,650
Lincoln National Corp.	220,000	13,270,400
Ltd. Brands, Inc.	1,038,900	25,089,435
Macquarie Infrastructure Co. LLC	702,900	27,968,391
Merck & Co., Inc.	290,000	14,398,500
Merrill Lynch & Co., Inc.	588,000	43,629,600
Morgan Stanley	840,000	53,650,800
Noble Corp.	186,000	19,057,560

PennantPark Investment Corp.	1,400,000	18,620,000
PepsiCo, Inc.	940,000	61,682,800
Pharmaceutical Product Development, Inc.	829,000	27,771,500
PolyMedica Corp.	540,243	21,820,415
Principal Financial Group, Inc.	675,400	38,085,806
Procter & Gamble Co.	150,000	9,279,000
Progress Energy, Inc.	275,000	12,006,500
The Progressive Corp.	270,000	5,664,600
Regal Entertainment Group	1,456,300	31,150,257
Rowan Cos, Inc.	76,700	3,235,973
Sinclair Broadcast Group, Inc. - Class A	440,000	5,737,600
Southern Co.	365,000	12,278,600
Staples, Inc.	1,325,000	30,501,500
Textron, Inc.	253,615	28,630,597
United Technologies Corp.	625,000	45,606,250
Verizon Communications, Inc.	485,000	20,670,700
VF Corp.	492,700	42,268,733
Wyeth	750,000	36,390,000
		1,188,693,428

TOTAL COMMON STOCKS (Identified Cost $3,618,218,705)		3,470,402,334

	MATURITY
DESCRIPTION	DATE	SHARES	VALUE
EQUITY - LINKED STRUCTURED NOTES (1.6%)
Netherlands (1.6%)
Morgan Stanley - ASML Holding* (3)	6/16/08	2,000,000	59,925,299

TOTAL EQUITY - LINKED STRUCTURED NOTES (Identified Cost $55,349,618)			59,925,299

DESCRIPTION	SHARES	VALUE
PARTICIPATION NOTES (1.3%)
Italy (0.1%)
Unicredito	450,000	3,863,335

Taiwan (0.3%)
Advanced Semiconductor Engineering, Inc.	4,000,000	5,240,000
Hung Sheng Construction Co.	2,500,000	2,100,000
Taiwan Hon Chuan Enterprise	2,000,000	2,220,000
		9,560,000

United States (0.9%)
Coretronic Corp.	1,100,000	1,958,000
D-Link Corp.	1,020,000	2,539,800
Far Eastone Telecomm Co. Ltd.	3,000,000	3,480,000
Inventec Co. Ltd.	150,000	105,000
Lite-On Technology Corp.	1,400,000	2,324,000
MEDIATEK, Inc.	278,250	5,027,977
Mega Financial Holding Co., Inc.	2,700,000	1,890,000
MiTAC International Corp.	3,863,626	4,713,623
Quanta Computer, Inc.	1,200,000	1,968,000
Ruentex Development Co. Ltd.	3,000,000	3,240,000
Tung Ho Steel Enterprises Corp.	2,000,000	2,540,000
Vanguard International, Inc.	2,019,802	1,737,030
Walsin Lihwa Corp.	3,500,000	1,925,000
Wistron Corp.	1,200,000	2,460,000
		35,908,430

TOTAL PARTICIPATION NOTES (Identified Cost $50,010,749)		49,331,765

	EXERCISE	EXPIRATION
DESCRIPTION	PRICE	DATE	CONTRACTS	VALUE
PURCHASED OPTIONS (0.1%)
United States (0.1%)
MSCI World Index (4)	$1,590.12	9/7/07	128,533	5,101,475

TOTAL PURCHASED OPTIONS (Identified Cost $5,232,193)				5,101,475

	INTEREST
DESCRIPTION	RATE	SHARES	VALUE
SHORT TERM INVESTMENTS (1.3%)
Alpine Municipal Money Market Fund (5)	3.548%	212	212
Credit Suisse Institutional Money Market Fund (5)	5.315%	50,200,426	50,200,426
Morgan Stanley Money Market Fund (5)	5.060%	1,212,766	1,212,766

TOTAL SHORT TERM INVESTMENTS (Identified Cost $51,413,404)			51,413,404

TOTAL INVESTMENTS (94.5%) (Identified Cost $3,780,224,669)			3,636,174,277
TOTAL OTHER ASSETS LESS LIABILITIES (5.5%)			212,068,744
TOTAL NET ASSETS (100.0%)			$3,848,243,021

*	Non-income Producing Security.
(1)	ADR - American Depository Receipt.
(2)	GDR - Global Depository Receipt.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board.

(4)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(5)

Investments in other funds are calculated at their respective net asset value as determined by those funds, in accordance with the Investment Company Act of 1940. The interest rate shown represents the rate at July 31, 2007.

FORWARD CURRENCY CONTRACTS AS OF JULY 31, 2007 (UNAUDITED)

				CONTRACT	UNREALIZED
	MATURITY	UNITS PER		VALUE	GAIN/(LOSS)
CONTRACT DESCRIPTION	DATE	CONTRACT		IN $USD	IN $USD
Contracts Purchased:
Swedish Krona	8/2/07	38,966,813 (SEK	)	5,783,228	$(28,377)
Swiss Franc	8/3/07	14,287,900 (CHF	)	11,888,750	17,780
					(10,597)
Contracts Sold:
Australian Dollar	8/1/07	22,450,932 (AUD	)	19,133,882	(88,757)
European Euro	8/2/07	7,393,499 (EUR	)	10,115,471	13,623
					(75,134)

TOTAL RETURN SWAP CONTRACTS** AS OF JULY 31, 2007 (UNAUDITED)

Counterparty: Morgan Stanley International PLC

			NOTIONAL	UNREALIZED
	TERMINATION		AMOUNT	GAIN/(LOSS)
SWAP TRANCHES	DATE	SHARES	IN $USD	IN $USD
Enel S.p.A.	6/17/09	435,000	$4,823,889	$(308,589)
Fortress Investment Group	6/10/09	1,675,800	42,032,816	(10,242,890)
Ryanair Holdings	5/20/09	7,411,000	53,552,349	177,401
				$(10,374,078)

**	For each total return swap contract, the Fund receives the total return and dividend income on the underlying security and pays a floating rate based on one-month USD LIBOR plus a spread.

See Notes to Quarterly Portfolio of Investments.

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

July 31, 2007

1. Security Valuation:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (the “NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security - traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

2. Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is included with the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

3. Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, which includes amortization of premium and accretion of discounts. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

4. Equity - Linked Structured Notes:

The Portfolios may invest in equity-linked structured notes.

Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

5. Total Return Swap Contracts:

The Fund has entered into a total return swap agreement with the Morgan Stanley International PLC. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

6. Income Tax

Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross Appreciation (excess of value over tax cost)	154,639,031
Gross Depreciation (excess of tax cost over value)	(317,004,321)
Net unrealized Appreciation/(Depreciation)	(162,365,290)
Cost of investments for income tax purposes	3,798,539,567

Item 2 - Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE TOTAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 28, 2007

By:	/s/ Sheldon Flamm
/s/ Sheldon Flamm
Treasurer (Principal Financial Officer)

Date:	September 28, 2007

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